Right-of-use assets, long-term financial assets and lease liabilities (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Right-of-use of leased assets:
Balance, beginning of period			SFr 3,508
Additions and remeasurements			64
Depreciation	SFr (169)	SFr (134)	(337)	SFr (269)
Balance, end of period	SFr 3,235		3,235
Variable lease payments that are not included in the measurement of lease obligations			0
Maximum
Right-of-use of leased assets:
Additions and remeasurements			SFr 100
Buildings
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	3.50%		3.50%
Right-of-use of leased assets:
Balance, beginning of period			SFr 3,446
Depreciation			(318)
Balance, end of period	SFr 3,128		SFr 3,128
Office Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	3.30%		3.30%
Right-of-use of leased assets:
Balance, beginning of period			SFr 50
Additions and remeasurements			64
Depreciation			(12)
Balance, end of period	SFr 102		SFr 102
IT Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	2.60%		2.60%
Right-of-use of leased assets:
Balance, beginning of period			SFr 12
Depreciation			(7)
Balance, end of period	SFr 5		SFr 5